Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Issuance of 270,000 shares of Series C preferred stock		$ 8,243,297
Mim Holdings [Member]
Current assets	$ 6,677,842
Intangible assets	179,722
Goodwill	44,931
Total assets acquired	6,902,495
Total liabilities assumed	(3,477,495)
Net assets acquired	3,425,000
Boxlight Group [Member]
Current assets	5,737,836
Property and equipment	65,866
Intangible assets	7,000,000
Other assets	514,696
Goodwill	4,137,060
Total assets acquired	17,455,458
Total liabilities assumed	(9,212,161)
Net assets acquired	8,243,297
Issuance of 270,000 shares of Series C preferred stock	8,828,353
Preexisting net payable to Boxlight Group	(585,056)
Total	$ 8,243,297